ACCRUED EXPENSES AND OTHER LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 5 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	September 30,	December 31,
	2022	2021
Share subscription facility commitment fees	$400,000	$800,000
Accrued research and development	1,186,498	388,997
Bonus accrual	297,224	610,000
Professional fees	203,034	138,086
Accrued scientific advisory board fees	60,032	60,032
Consultant stock compensation expenses	-	1,342,479
Other accrued liabilities	89,485	67,939
Total accrued expenses and other liabilities	$2,236,273	$3,407,533

Other long-term liabilities consisted of the following:

	September 30,	December 31,
	2022	2021
Share subscription facility commitment fees	$-	$349,202
Liability classified warrants	1,414,829	3,303,588
Total other long-term liabilities	$1,414,829	$3,652,790

NOTE 5 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	December 31,
	2021	2020
Share subscription facility commitment fees	$800,000	$-
Professional fees	138,086	-
Accrued research and development	388,997	72,906
Accrued scientific advisory board fees	60,032	60,032
Consultant compensation expenses	1,342,479	-
Bonus accrual	610,000	-
Deferred grant revenue	-	159,047
Other accrued liabilities	67,939	52,807
Total accrued expenses and other liabilities	$3,407,533	$344,792

Other long-term liabilities consisted of the following:

	December 31,
	2021	2020
Share subscription facility commitment fees	$349,202	$-
Liability classified warrants	3,303,588	-
Total other long-term liabilities	$3,652,790	$-

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements